CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Short-term Debt [Line Items]
Convertible security, current portion	$ 2,161
Total convertible debt, net of current portion	1,896	6,466
Unsecured Convertible Promissory Notes [Member]
Short-term Debt [Line Items]
Total convertible debt, net of current portion	592	475	$ 393
Secured Convertible Security [Member]
Short-term Debt [Line Items]
Convertible security, current portion	2,161	5,991	$ 4,500
Total convertible debt, net of current portion	$ 1,304	$ 5,991